Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization and Description of Business
Organization and Description of Business

(1)           Organization and Description of Business

CISG Holdings Ltd (“CISG”) was incorporated in the British Virgin Islands (“BVI”) on June 8, 2004. CISG undertook a separate restructuring in anticipation of an initial public offering (“IPO”) involving CNinsure Inc. (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007 as a shell company for listing purpose. On July 31, 2007, prior to its IPO, the Company issued 684,210,526 ordinary shares to the existing shareholders of CISG for exchange of their shares of CISG on a 10,000-for-1 basis and thereafter, became the ultimate holding company of CISG. The Company, its subsidiaries and VIEs are collectively referred to as the “Group”. The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the “PRC”).

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, three PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group’s PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, consulting and service agreements and information technology (“IT”) platform service agreements. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements. (See note 9)

During the year ended December 31, 2011, the Group disposed the Datong segment as detailed in note 4 and Datong segment is therefore accounted as discontinued operations. Consolidated Statements of Operations for the years ended 2009 and 2010 and corresponding notes previously reported have been revised to conform to the current presentation accordingly.